Goodwill and Intangible Assets (Details 2) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Total carrying amount of intangible assets having an indefinite life
Carrying amount of intangible assets having an indefinite life	¥ 89,031	¥ 79,755
Trademarks [Member]
Total carrying amount of intangible assets having an indefinite life
Carrying amount of intangible assets having an indefinite life	66,967	57,857
Distribution Agreements [Member]
Total carrying amount of intangible assets having an indefinite life
Carrying amount of intangible assets having an indefinite life	18,834	18,834
Other [Member]
Total carrying amount of intangible assets having an indefinite life
Carrying amount of intangible assets having an indefinite life	¥ 3,230	¥ 3,064